Summary of principal accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Advertising Expense	$ 0		$ 0	$ 23,701
Cash And Cash Equivalents And Restricted Cash	17,507,746		18,902,191		¥ 120,159,160	¥ 123,510,697
Restricted Cash and Cash Equivalents, Current	76,243		78,051
Sales Taxes	365,849		250,291	53,415
Direct Sales Revenue Goods Gross	23,883,508		19,135,633	13,406,943
Distribution Sales Revenue Goods Gross	4,927,366		1,404,945	3,124,927
Government Subsidies	53,965		66,648	0
Foreign Currency Transaction Gain (Loss), before Tax	(126,582)		(241,771)	(380,350)
Proceeds from Sale of Property Held-for-sale	$ 47,530,540		0	11,291,342
Debt Instrument Conversion Principal And Accrued Interest Conversion Base | ¥		¥ 100,000,000
Percentage Of Ownership Interests	20.00%				20.00%
Assets Held-for-sale, Not Part of Disposal Group, Current							$ 3,808,471
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	$ 470,076		475,936
Operating Lease, Right-of-Use Asset	2,000,000
Shipping and Handling [Member]
Summary Of Significant Accounting Policies [Line Items]
Cost of Goods and Services Sold	645,976		982,175	$ 1,158,019
Hjx [Member]
Summary Of Significant Accounting Policies [Line Items]
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent			475,936
Land use rights and related building [Member] | Hjx [Member]
Summary Of Significant Accounting Policies [Line Items]
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent			$ 16,546,694
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	$ 2,411,294
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years	15 years